Income Taxes - Income tax provision (Details) - USD ($)	3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Current
Federal			$ 0
State			0
Deferred
Federal.			(290,181)
State.
Valuation allowance			290,181
Income Tax Expense (Benefit)	$ 54,366	$ 54,366	$ 0